Document and Entity Information	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity File Number	001-35226
Entity Registrant Name	IF BANCORP, INC.
Entity Central Index Key	0001514743
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	45-1834449
Entity Address, Address Line One	201 East Cherry Street
Entity Address, City or Town	Watseka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60970
City Area Code	815
Local Phone Number	432-2476
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IROQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false